ACCUMULATED OTHER COMPREHENSIVE LOSS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS
The following tables present the components of accumulated other comprehensive (loss) income:

	Three Months Ended March 31, 2016
	Foreign Currency Translation Adjustment	Unrealized Gain On Available-For-Sale Security	Accumulated Other Comprehensive (Loss) Income
	(In thousands)
Balance at January 1,	$(139,784)	$2,964	$(136,820)
Other comprehensive income	7,490	—	7,490
Balance at March 31,	$(132,294)	$2,964	$(129,330)

	Three Months Ended March 31, 2015
	Foreign Currency Translation Adjustment	Unrealized (Loss) Gain On Available-For-Sale Security	Accumulated Other Comprehensive Loss
	(In thousands)
Balance at January 1,	$(76,800)	$(1,248)	$(78,048)
Other comprehensive (loss) income	(49,216)	515	(48,701)
Balance at March 31,	$(126,016)	$(733)	$(126,749)

There were no items reclassified out of accumulated other comprehensive loss into earnings during the three months ended March 31, 2016 and 2015.
At March 31, 2016 and 2015, there was no tax benefit or provision on the accumulated other comprehensive loss.

ACCUMULATED OTHER COMPREHENSIVE LOSS
The following tables present the components of accumulated other comprehensive loss and items reclassified out of accumulated other comprehensive loss into earnings:

	Year Ended December 31, 2015
	Foreign Currency Translation Adjustment	Unrealized (Loss) Gain On Available-For-Sale Security	Accumulated Other Comprehensive Loss
	(In thousands)
Balance at January 1,	$(76,800)	$(1,248)	$(78,048)
Other comprehensive (loss) income	(60,793)	4,212	(56,581)
Amounts reclassified to earnings	(2,191)	—	(2,191)
Net current period other comprehensive (loss) income	(62,984)	4,212	(58,772)
Balance at December 31,	$(139,784)	$2,964	$(136,820)

	Year Ended December 31, 2014
	Foreign Currency Translation Adjustment	Unrealized Gain (Loss) On Available-For-Sale Security	Accumulated Other Comprehensive Loss
	(In thousands)
Balance at January 1,	$(17,090)	$702	$(16,388)
Other comprehensive loss	(59,710)	(1,950)	(61,660)
Balance at December 31,	$(76,800)	$(1,248)	$(78,048)

At December 31, 2015 and 2014, there was no tax benefit or provision on the accumulated other comprehensive loss.